PUBLIC OFFERING (Details) - USD ($)	1 Months Ended		6 Months Ended	11 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Public Offering [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		17,250,000
Sale of Stock, Price Per Share		$ 10.00
Stock price (in Dollars per share)	$ 11.50
Public offering expiration period		5 years	5 years
Warrants And Rights Outstanding Exercisable Term After Business Combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Warrants And Rights Outstanding Exercisable Term From Closing Of Business Combination	24 months
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights	$ 0.01
Threshold Number of Business Days Before Sending Notice of Redemption to Warrant Holders	30 days
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number Of Shares Issued Per Warrant	1
Redemption of warrant holders stock price per share	$ 18.00
Minimum issue price			$ 9.20
Percentage of newly issued price			115.00%
Underwriting discount percentage			2.00%	2.00%
Underwriter aggregate fee (in Dollars)			$ 6,038,000
Underwriting commission			3.50%	3.50%
Threshold period for warrants and rights expiration if the entity does not consummate a Business Combination	20 days
Class A Common Stock
Public Offering [Line Items]
Par value common stock	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock price (in Dollars per share)		$ 11.50
Proposed Offering, description				In addition, if the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.
Over-Allotment Option
Public Offering [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	17,250,000
Sale of Stock, Price Per Share	$ 10.00
Underwriter aggregate fee (in Dollars)			$ 3,450,000